Expense Example, No Redemption	Jan. 31, 2026 USD ($)
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 400
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	747
Expense Example, No Redemption, 10 Years	1,268
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	484
Expense Example, No Redemption, 5 Years	837
Expense Example, No Redemption, 10 Years	1,622
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	299
Expense Example, No Redemption, 10 Years	674
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	407
Expense Example, No Redemption, 3 Years	581
Expense Example, No Redemption, 5 Years	771
Expense Example, No Redemption, 10 Years	1,317
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	860
Expense Example, No Redemption, 10 Years	1,677
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	324
Expense Example, No Redemption, 10 Years	726
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	389
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	758
Expense Example, No Redemption, 10 Years	1,311
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	848
Expense Example, No Redemption, 10 Years	1,672
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	310
Expense Example, No Redemption, 10 Years	720
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	389
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	684
Expense Example, No Redemption, 10 Years	1,131
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	447
Expense Example, No Redemption, 5 Years	774
Expense Example, No Redemption, 10 Years	1,496
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	133
Expense Example, No Redemption, 5 Years	233
Expense Example, No Redemption, 10 Years	528
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	412
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,374
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	887
Expense Example, No Redemption, 10 Years	1,732
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	$ 774